CERTAIN RISKS AND CONCENTRATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue [Member] | Company A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.00%	5.00%
Accounts Receivable [Member] | Company B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Accounts Receivable [Member] | Company C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%